Income Taxes - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended							9 Months Ended	12 Months Ended				12 Months Ended			3 Months Ended	7 Months Ended	3 Months Ended	7 Months Ended	1 Months Ended						9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Feb. 24, 2012	Sep. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Mar. 31, 2009	Sep. 30, 2012 Cases	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Y	Nov. 22, 2004	Dec. 31, 2011 California Lyon [Member]	Dec. 31, 2010 California Lyon [Member]	Dec. 31, 2009 California Lyon [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member] California Lyon [Member]	Sep. 30, 2012 Successor [Member] California Lyon [Member]	Feb. 24, 2012 Second Lien Notes	Sep. 30, 2012 Common Class A [Member]	Feb. 24, 2012 Common Class A [Member]	Dec. 31, 2011 Common Class A [Member]	Sep. 30, 2012 Common Class A [Member] Successor [Member]	Dec. 31, 2011 Common Class A [Member] Successor [Member]	Sep. 30, 2012 Federal [Member]	Dec. 31, 2011 Federal [Member]	Sep. 30, 2012 Federal [Member] Minimum [Member]	Dec. 31, 2011 Federal [Member] Minimum [Member]	Sep. 30, 2012 Federal [Member] Maximum [Member]	Dec. 31, 2011 Federal [Member] Maximum [Member]	Sep. 30, 2012 State [Member]	Dec. 31, 2011 State [Member]	Sep. 30, 2012 State [Member] Minimum [Member]	Dec. 31, 2011 State [Member] Minimum [Member]	Sep. 30, 2012 State [Member] Maximum [Member]	Dec. 31, 2011 State [Member] Maximum [Member]
Income Tax Disclosure [Line Items]
Operating loss carry forwards																											$ 203,000,000	$ 177,300,000					$ 466,000,000	$ 440,400,000
Year in which net operating loss carry forwards begin to expire																											2028	2028					2013	2013
Unused recognized built-in losses									20,000,000		7,900,000
Unused built in losses available to offset future income expiration Period											2011
Valuation allowance		222,400,000		125,773,000		71,200,000			222,400,000	202,322,000	125,773,000	71,200,000
Number of years to carry back taxable losses												5
Other tax related expenses			10,000	(347,000)	(65,000)	(101,830,000)	(56,000)	(22,000)		10,000	(412,000)	(101,908,000)		10,000	(412,000)	(101,908,000)	11,000	11,000	11,000	11,000
Additional refund amount related to loss carry back											347,000	347,000
Unrecognized tax benefits		0							0	0
Income tax refund receivable											75,000	108,000
Income tax examination, Year																													2008	2008	2011	2011			2007	2007	2011	2011
Issuance of common stock																						44,793,255	44,793,255	44,793,255	54,793,255	44,793,255
Common stock par value per share	$ 0.01			$ 0.01						$ 0.01	$ 0.01											$ 0.01	$ 0.01		$ 0.01	$ 0.01
Aggregate principal amount of senior secured notes				489,190,000						489,483,000	489,190,000										75,000,000
Interest rate of senior note													7.625%								12.00%
Secured note maturity date																					2017
Cancellation of Debt	200,000,000
Number of case									11
Annual limitations									4,000,000
Net unrealized built-in loss		227,000,000							227,000,000
Federal alternative minimum tax credit carry forwards		$ 3,000,000							$ 3,000,000
Effective tax rate		0.00%							0.00%